Fair Value Measurements - Schedule of Company Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset		$ 48,700
Derivative Liability		573,400
Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	$ 53,309	48,709	$ 38,836
Derivative Liability	721,608	669,911	462,980
Level 2 | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	45,603	41,192	26,965
Derivative Liability	489,050	456,442	277,391
Level 3 | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	7,706	7,517	11,871
Derivative Liability	232,558	213,469	185,589
Electric Portfolio
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset		3,044
Derivative Liability		212,327
Electric Portfolio | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	46,733	41,974	35,341
Derivative Liability	506,832	493,334	319,506
Electric Portfolio | Level 2 | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	42,571	38,930	25,236
Derivative Liability	275,371	281,007	134,292
Electric Portfolio | Level 3 | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	4,162	3,044	10,105
Derivative Liability	231,461	212,327	185,214
Natural Gas Portfolio
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset		4,473
Derivative Liability		1,142
Natural Gas Portfolio | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	6,576	6,735	3,495
Derivative Liability	74,671	80,087	70,425
Natural Gas Portfolio | Level 2 | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	3,032	2,262	1,729
Derivative Liability	73,574	78,945	70,050
Natural Gas Portfolio | Level 3 | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset	3,544	4,473	1,766
Derivative Liability	1,097	1,142	375
Compliance obligation | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability	140,105	96,490	73,049
Compliance obligation | Level 2 | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability	140,105	96,490	73,049
Compliance obligation | Level 3 | Recurring Fair Value Measures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability	$ 0	$ 0	$ 0